Financial Liabilities - Loans and Borrowings (Details) - EUR (€) € in Thousands	Feb. 06, 2017	Dec. 31, 2017	Dec. 05, 2017	Dec. 31, 2016	Oct. 28, 2015
Borrowings
Amount extended		€ 131,700		€ 208,105
Non-current, Loan transaction costs		(174,278)		(150,987)
Current loans, Loan transaction costs		(20,958)		(3,365)
Current loans and borrowings		33,584		104,561
Current loans and borrowings, accrued interest		1,713		596
Senior Debt
Borrowings
Amount extended		5,067,935		4,119,242
Non-current loans and borrowings, Carrying amount		5,024,160		3,879,682
Current loans and borrowings, Carrying Amount		25,015		84,638
EIB Loan
Borrowings
Amount extended		185,000		100,000
Non-current loans and borrowings, Carrying amount		159,375		100,000
EIB Loan, Maturing in 2025
Borrowings
Amount extended					€ 100,000
EIB Loan, Maturing in 2027
Borrowings
Amount extended			€ 85,000
Revolving Credit
Borrowings
Amount extended		250,146		284,603
Other Non-current Loans
Borrowings
Amount extended		5,536,261		4,536,845
Non-current loans and borrowings		5,019,096		3,843,593
BEI Loan
Borrowings
Current loans and borrowings, Carrying Amount		10,625
Other Current Loans
Borrowings
Amount extended		131,700		208,105
Current loans and borrowings, Carrying Amount		€ 18,902		€ 23,288
Other Current Loans | Minimum
Borrowings
Borrowings, interest rate		0.10%		0.10%
Other Current Loans | Maximum
Borrowings
Borrowings, interest rate		3.74%		3.74%
US Dollars | Senior Debt Tranche A Maturing in 2023
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)	1.75%	1.75%		1.75%
Amount extended		€ 1,959,476
Non-current loans and borrowings, Carrying amount		€ 1,959,476
US Dollars | Senior Debt Tranche B, Maturing in 2025
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)		2.25%		2.25%
Amount extended		€ 2,501,459
Non-current loans and borrowings, Carrying amount		2,457,684
Current loans and borrowings, Carrying Amount		€ 25,015
US Dollars | Senior Debt, Tranche B, Maturing in 2021
Borrowings
Adjustment to interest rate basis (as a percent)		3.00%		3.00%
Amount extended				€ 3,055,168
Non-current loans and borrowings, Carrying amount				2,967,574
Current loans and borrowings, Carrying Amount				€ 30,832
US Dollars | Senior Debt, Tranche A, Maturing in 2020
Borrowings
Adjustment to interest rate basis (as a percent)		2.50%		2.50%
Borrowings, interest rate				2.50%
Amount extended				€ 664,074
Non-current loans and borrowings, Carrying amount				527,108
Current loans and borrowings, Carrying Amount				€ 49,806
US Dollars | Revolving Credit Facility, Maturing in 2023
Borrowings
Adjustment to interest rate basis (as a percent)		1.75%		1.75%
Amount extended		€ 250,146
US Dollars | Revolving Credit Facility, Maturing in 2019
Borrowings
Adjustment to interest rate basis (as a percent)		2.50%		2.50%
Amount extended				€ 284,603
Euros | Senior Debt Tranche A Maturing in 2023
Borrowings
Interest rate basis	Euribor
Adjustment to interest rate basis (as a percent)	1.75%	1.75%		1.75%
Amount extended		€ 607,000
Non-current loans and borrowings, Carrying amount		€ 607,000
Euros | Senior Debt Tranche B, Maturing in 2025
Borrowings
Adjustment to interest rate basis (as a percent)	2.25%
Euros | Senior Debt, Tranche B, Maturing in 2021
Borrowings
Adjustment to interest rate basis (as a percent)		3.00%		3.00%
Amount extended				€ 400,000
Non-current loans and borrowings, Carrying amount				385,000
Current loans and borrowings, Carrying Amount				4,000
Euros | EIB Loan, Maturing in 2025
Borrowings
Borrowings, interest rate		2.70%
Amount extended		€ 100,000		100,000
Non-current loans and borrowings, Carrying amount		€ 74,375		€ 100,000
Euros | EIB Loan, Maturing in 2027
Borrowings
Borrowings, interest rate		2.02%
Amount extended		€ 85,000
Non-current loans and borrowings, Carrying amount		€ 85,000
Euros | Other Non-current Loans
Borrowings
Adjustment to interest rate basis (as a percent)		4.00%		4.00%
Amount extended		€ 33,180		€ 33,000
Non-current loans and borrowings, Carrying amount		€ 9,839		€ 14,898
Euros | BEI Loan
Borrowings
Borrowings, interest rate		2.70%
Current loans and borrowings, Carrying Amount		€ 10,625